Document And Entity Information	6 Months Ended
Jun. 30, 2016 USD ($) shares
Document Information [Line Items]
Entity Registrant Name	TOP SHIPS INC.
Entity Central Index Key	0001296484
Trading Symbol	tops
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares) | shares	3,552,381
Entity Public Float | $	$ 1,508,883
Document Type	6-K
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Amendment Flag	false